Employee benefits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Employee benefits
25.	Employee benefits
AB InBev sponsors various post-employment benefit plans worldwide, which include both defined contribution plans, defined benefit plans, and other post-employment benefits. In accordance with IAS 19
Employee Benefits
post-employment benefit plans are classified as either defined contribution plans or defined benefit plans.
DEFINED CONTRIBUTION PLANS
For defined contribution plans, AB InBev pays contributions to publicly or privately administered pension funds or insurance contracts. Once the contributions have been paid, the group has no further payment obligation. The regular contributions constitute an expense for the year in which they are due. For 2020, contributions paid into defined contribution plans for the company amounted to 91m US dollar compared to 101m US dollar for 2019 and 109m US dollar for 2018.
DEFINED BENEFIT PLANS
During 2020, the company contributed to 81 defined benefit plans, of which 60 are retirement or leaving service plans, 17 are medical cost plans and 4 other long-term employee benefit plans. Most plans provide retirement and leaving service benefits related to pay and years of service. In many of the countries the plans are partially funded. When plans are funded, the assets are held in legally separate funds set up in accordance with applicable legal requirements and common practice in each country. The medical cost plans in Brazil, Canada, Colombia, South Africa and US provide medical benefits to employees and their families after retirement. Many of the defined benefit plans are closed to new entrants.
The present value of funded obligations includes a 126m US dollar liability related to two medical plans in Brazil, for which the benefits are provided through the Fundação Antonio Helena Zerrenner (“FAHZ”). The FAHZ is a legally distinct entity which provides medical, dental, educational and social assistance to current and retired employees of Ambev. As at 31 December 2020, the actuarial liabilities related to the benefits provided by the FAHZ are fully offset by an equivalent amount of assets existing in the fund. The net liability recognized in the balance sheet is nil.
The employee benefit net liability amounts to 2 964m US dollar as at 31 December 2020 compared to 2 834m US dollar as at 31 December 2019. In 2020, the fair value of the plan assets increased by 207m US dollar and the defined benefit obligations increased by 353m US dollar. The increase in the employee benefit net liability is mainly driven by decreases in the discount rates.
The company’s net liability for post-employment and long-term employee benefit plans comprises the following as at 31 December 2020 and 2019:

Million US dollar	2020	2019
Present value of funded obligations	(7 703)	(7 333)
Fair value of plan assets	5 649	5 442

Present value of net obligations for funded plans	(2 054)	(1 891)
Present value of unfunded obligations	(793)	(810)

Present value of net obligations	(2 847)	(2 701)
Unrecognized asset	(31)	(74)

Net liability	(2 878)	(2 775)
Other long term employee benefits	(86)	(59)

Total employee benefits	(2 964)	(2 834)
Employee benefits amounts in the balance sheet:
Liabilities	(2 970)	(2 848)
Assets	6	14

Net liability	(2 964)	(2 834)
The changes in the present value of the defined benefit obligations are as follows:

Million US dollar	2020	2019	2018
Defined benefit obligation at 1 January	(8 143)	(7 568)	(8 410)
Current service costs	(72)	(67)	(72)
Interest cost	(250)	(326)	(322)
Past service gain/(cost)	16	(9)	(3)
Settlements	153	109	45
Benefits paid	519	596	493
Contribution by plan participants	(2)	(2)	(3)
Actuarial gains/(losses) – demographic assumptions	20	61	27
Actuarial gains/(losses) – financial assumptions	(690)	(912)	350
Experience adjustments	(12)	29	14
Exchange differences	(35)	(86)	313
Transfers and other movements	—	32	—

Defined benefit obligation at 31 December	(8 496)	(8 143)	(7 568)
As at the last valuation date, the present value of the defined benefit obligation was comprised of approximately 1.8 billion US dollar relating to active employees, 1.9 billion US dollar relating to deferred members and 4.8 billion US dollar relating to members in retirement.
The changes in the fair value of plan assets are as follows:

Million US dollar	2020	2019	2018
Fair value of plan assets at 1 January	5 442	5 059	5 623
Interest income	168	218	225
Administration costs	(19)	(23)	(14)
Return on plan assets exceeding interest income	332	579	(333)
Contributions by AB InBev	394	294	307
Contributions by plan participants	2	2	3
Benefits paid net of administration costs	(519)	(596)	(493)
Assets distributed on settlements	(146)	(107)	(45)
Exchange differences	(9)	46	(214)
Transfers and other movements	4	(30)	—

Fair value of plan assets at 31 December	5 649	5 442	5 059
Actual return on plans assets amounted to a gain of 500m US dollar in 2020 compared to a gain of 797m US dollar in 2019.
The changes in the unrecognized asset are as follows:

Million US dollar	2020	2019	2018
Irrecoverable surplus impact at 1 January	(74)	(77)	(111)
Interest expense	(4)	(7)	(10)
Changes excluding amounts included in interest expense	47	9	44

Irrecoverable surplus impact at 31 December	(31)	(74)	(77)

The expense recognized in the income statement with regard to defined benefit plans can be detailed as follows:

Million US dollar	2020	2019	2018
Current service costs	(72)	(67)	(72)
Administration costs	(19)	(23)	(14)
Past service cost due to plan amendments and curtailments	16	66	(3)
(Losses)/gains due to experience and demographic assumption changes	6	1	3

Profit from operations	(69)	(23)	(86)
Net finance cost	(87)	(114)	(107)

Total employee benefit expense	(156)	(137)	(193)
The employee benefit expense is included in the following line items of the income statement:

Million US dollar	2020	2019	2018
Cost of sales	(28)	(17)	(26)
Distribution expenses	(9)	(5)	(11)
Sales and marketing expenses	(18)	(4)	(16)
Administrative expenses	(20)	3	(28)
Other operating (expense)/income	(1)	—	(6)
Exceptional items	7	—	1
Net finance cost	(87)	(114)	(107)

	(156)	(137)	(193)
Weighted average assumptions used in computing the benefit obligations of the company’s significant plans at the balance sheet date are as follows:

	2020
Million US dollar	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	2.5%	2.4%	6.3%	6.9%	1.4%	2.6%
Price inflation	2.5%	2.0%	3.5%	3.3%	3.1%	2.6%
Future salary increases	—	1.0%	4.3%	6.9%-5.0%	—	3.7%
Future pension increases	—	2.0%	3.5%	3.3%	2.9%	2.6%
Medical cost trend rate	5.5%-4.5%	4.5%	—	6.9%	—	6.0%-5.7%
Life expectation for a 65 year old male	86	87	82	85	87	85
Life expectation for a 65 year old female	87	90	85	88	89	88

	2019
Million US dollar	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	3.3%	3.1%	7.5%	7.2%	2.0%	3.3%
Price inflation	2.5%	2.0%	3.5%	3.8%	3.1%	2.7%
Future salary increases	—	1.0%	4.3%	7.4%-5.4%	—	3.8%
Future pension increases	—	2.0%	3.5%	3.8%	2.9%	2.7%
Medical cost trend rate	6.5%-4.5%	4.5%	—	7.4%	—	6.6%-6.1%
Life expectation for a 65 year old male	85	87	82	85	87	85
Life expectation for a 65 year old female	87	89	85	88	89	87
Through its defined benefit pension plans and post-employment medical plans, the company is exposed to a number of risks, the most significant are detailed below:
INVESTMENT STRATEGY
In case of funded plans, the company ensures that the investment positions are managed within an asset-liability matching (ALM) framework that has been developed to achieve long-term investments that are in line with the obligations under the pension schemes. Within this framework, the company’s ALM objective is to match assets to the pension obligations by investing in long-term fixed interest securities with maturities that match the benefit payments as they fall due and in the appropriate currency. The company actively monitors how the duration and the expected yield of the investments are matching the expected cash outflows arising from the pension obligation.
ASSET VOLATILITY
In general, the company’s funded plans are invested in a combination of equities and bonds, generating high but volatile returns from equities and at the same time stable and liability-matching returns from bonds. As the plans mature, the company usually reduces the level of investment risk by investing more in assets that better match the liabilities. Since 2015, the company started the implementation of a pension de-risking
strategy to reduce the risk profile of certain plans by reducing gradually the current exposure to equities and shifting those assets to fixed income securities.

CHANGES IN BOND YIELDS
A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
INFLATION RISK
Some of the company’s pension obligations, mainly in the UK, are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or loosely correlated with inflation, meaning that an increase in inflation could potentially increase the company’s net benefit obligation.
LIFE EXPECTANCY
The majority of the plans’ obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plans’ liabilities.
The weighted average duration of the defined benefit obligation in 2020 is 13.9 years (2019: 13.8 years).
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

Million US dollar	2020
	Change in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5%	(552)	607
Price inflation	0.5%	211	(214)
Future salary increase	0.5%	36	(33)
Medical cost trend rate	1%	38	(33)
Longevity	One year	283	(280)
The above are purely hypothetical changes in individual assumptions holding all other assumptions constant: economic conditions and changes therein will often affect multiple assumptions at the same time and the effects of changes in key assumptions are not linear.
Sensitivities are reasonably possible changes in assumptions, and they are calculated using the same approach as was used to determine the defined benefit obligation. Therefore, the above information is not necessarily a reasonable representation of future results.
The fair value of plan assets at 31 December consists of the following:

	2020			2019
Million US dollar	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Government bonds	33%	—	33%	33%	—	33%
Corporate bonds	34%	—	34%	35%	—	35%
Equity instruments	25%	—	25%	23%	—	23%
Property	—	3%	3%	—	4%	4%
Insurance contracts and others	3%	2%	5%	4%	1%	5%

	95%	5%	100%	95%	5%	100%
AB InBev expects to contribute approximately 289m US dollar for its funded defined benefit plans and 74m US dollar in benefit payments to its unfunded defined benefit plans and post-retirement medical plans in 2021.